Prepaid Expenses and Other Current Assets, Net - Summary of Prepaid Expenses and Other Current Assets (Parenthetical) (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Prepaid Expense and Other Assets, Current [Abstract]
Impairment loss recorded on rental deposits	¥ 16,643